Equity - Treasury Stock - Tabular Disclosure - Shares (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Class B, Preference shares
Reconciliation of number of shares outstanding
Number of shares outstanding at beginning of the year	(258,412,946)	(258,010,058)
Number of shares outstanding at end of the year	(256,354,580)	(258,412,946)
Class A, Ordinary shares
Reconciliation of number of shares outstanding
Number of shares outstanding at beginning of the year	(426,129,798)	(426,129,798)
Number of shares outstanding at end of the year	(422,185,368)	(426,129,798)
Treasury stock | Class B, Preference shares
Reconciliation of number of shares outstanding
Number of shares outstanding at beginning of the year	3,012,164	3,415,052
Disposal of shares	(361,530)	(402,888)
Acquisition of shares	2,419,896
Number of shares outstanding at end of the year	5,070,530	3,012,164
Treasury stock | Class A, Ordinary shares
Reconciliation of number of shares outstanding
Acquisition of shares	3,944,430
Number of shares outstanding at end of the year	3,944,430